Stock Option Plan - Summary of Fair Value of Employee Stock Options (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	88.80%	90.30%
Expected volatility, maximum	90.00%	91.40%
Risk-free interest rate, minimum	0.88%	0.88%
Risk-free interest rate, maximum	2.10%	1.11%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (in years)	5 years 11 months 23 days	6 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (in years)	6 years 29 days	6 years 29 days